Oil and natural gas properties - Fair value of assets acquired and liabilities assumed in Permian Basin acquisition (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Fair value of proved assets acquired and liabilities assumed
Less: Asset retirement obligations	$ (3,031)
Permian Basin Acquisition
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	1,766,581
Less: Asset retirement obligations	(3,031)
Net assets acquired	1,763,550
Cash consideration transferred (including liabilities assumed)	$ 1,763,550